Fair Value Measurements (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Measurements (Details) [Line Items]
Money market funds amount	$ 230,010,063
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants transferred amount	7,130,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants transferred amount	$ 4,092,000